Common shares - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Aug. 31, 2024 $ / shares	May 31, 2024 $ / shares	Apr. 30, 2024 $ / shares	Apr. 30, 2013 shares	Feb. 15, 2023 $ / shares shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Sep. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Jul. 29, 2024 USD ($)	Feb. 29, 2024 $ / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							51,762,790
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	26,042,709						26,049,209	26,042,709
Minimum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants							1 year	1 year	1 year
Maximum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants							5 years	5 years	5 years
2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)					500,000
Maximum years grants are exercisable					10 years
Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)							1,847,748	1,472,800
Weighted average grant date fair value, granted (in USD per share) | $ / shares							$ 44.79
Restricted Stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)							1,847,748
Weighted average grant date fair value, granted (in USD per share) | $ / shares							$ 44.79	$ 71.49	$ 55.61
Remaining shares available for issuance (in shares)							1,500
Restricted Stock | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)							748,000
Restricted Stock | 2013 Equity Incentive Plan | Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)							37,500
Weighted average grant date fair value, granted (in USD per share) | $ / shares							$ 58.49
Restricted Stock | 2013 Equity Incentive Plan | Directors | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees, Directors and SSH Employees
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $ / shares				$ 71.40			$ 34.40		$ 55.57
Restricted Stock | 2013 Equity Incentive Plan | Employees and SSH Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)							1,062,248	1,472,800	1,817,750
Weighted average grant date fair value, granted (in USD per share) | $ / shares	$ 47.40	$ 70.82	$ 72.59				$ 40.17		$ 55.89
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%	33.00%
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.01						$ 0.01	$ 0.01
Number of shares issued (in shares)	49,923,042						51,762,790	49,923,042
Number of shares outstanding (in shares)	49,923,042						51,762,790	49,923,042
Common stock | 2023 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Additional amount authorized for purchase of treasury shares | $												$ 400
Entity's shares acquired (in shares)						6,500		4,653,189	8,069,020
Common stock, par value (in dollars per share) | $ / shares						$ 47.51		$ 72.12	$ 48.90
Common stock | 2022 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)						1,891,303
Common stock, par value (in dollars per share) | $ / shares						$ 50.27
Common stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)										748,000	1,089,407		1,463,294	8,690,893
Par value per share (in dollars per share) | $ / shares										$ 0.01	$ 0.01		$ 0.01